united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 3/31/15

Item 1. Schedule of Investments.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015
Principal Amount ($)		Yield	Maturity	Value
	BONDS & NOTES - 1.2%
	AUTO MANUFACTURERS - 0.3%
125,000	Ford Motor Credit Co. LLC	2.5000%	1/15/2016	$ 126,271

	INSURANCE - 0.3%
125,000	American International Group, Inc.	2.3750	8/24/2015	125,542

	INTERNET - 0.3%
125,000	eBay, Inc.	1.3500	7/15/2017	124,698

	OIL & GAS - 0.3%
125,000	Murphy Oil Corp.	2.5000	12/1/2017	123,199
	TOTAL BONDS & NOTES (Cost - $501,645)			499,710

	CERTIFICATES OF DEPOSIT - 9.3%
	AUTO MANUFACTURERS - 0.3%
125,000	BMW Bank of North America	1.2500	3/12/2018	124,416

	BANKS - 9.0%
125,000	Ally Bank	0.9000	8/22/2016	124,779
125,000	Ally Bank	1.2500	2/26/2018	125,000
125,000	Bank Hapoalim BM	0.4000	7/17/2015	124,971
125,000	Bank of Baroda	0.4500	12/10/2015	125,000
125,000	Bank of China Ltd.	0.5500	7/29/2015	125,040
125,000	Bank of China Ltd.	0.5000	3/4/2016	124,804
125,000	Bank of India	0.5500	3/9/2016	124,865
125,000	Berkshire Bank	0.6500	9/30/2016	125,000
125,000	Bremer Bank NA	0.4500	4/1/2016	125,000
125,000	Cathay Bank	0.4000	2/26/2016	124,696
125,000	Discover Bank	1.6000	2/15/2017	127,090
125,000	Discover Bank	1.3500	9/5/2017	124,385
125,000	EagleBank	0.8500	2/21/2017	124,601
125,000	First Business Bank	1.1500	4/2/2018	124,963
125,000	First Niagara Bank NA	0.9000	3/13/2017	124,508
125,000	First Virginia Community Bank	0.2000	8/28/2015	124,990
125,000	FirstBank Puerto Rico	0.7000	2/16/2016	125,072
125,000	GE Capital Bank	1.7500	8/3/2017	126,415
125,000	Goldman Sachs Bank USA	0.7000	9/6/2016	124,701
125,000	Goldman Sachs Bank USA	0.9500	3/6/2017	124,608
125,000	JPMorgan Chase Bank NA	1.3000	3/13/2018	124,425
125,000	Pacific Western Bank	0.4500	12/18/2015	124,899
125,000	Paragon Commercial Bank	0.5000	7/5/2016	125,000
125,000	Sallie Mae Bank	1.7000	8/22/2017	126,566
125,000	Santander Bank NA	0.3500	1/4/2016	125,000
126,000	State Bank of India	2.0000	8/12/2016	128,093
125,000	State Bank of India	1.2000	9/14/2015	125,468
125,000	Synchrony Bank	1.8000	7/27/2017	126,574
125,000	WebBank	1.0000	9/27/2017	125,000
				3,631,513

	TOTAL CERTIFICATES OF DEPOSIT (Cost - 3,760,716)			3,755,929

Shares
	EXCHANGE TRADED FUNDS - 76.1%
	COMMODITY FUND - 0.9%
3,133	SPDR Gold Shares (a) *			355,689

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015
Shares					Value
	DEBT FUND - 75.2%
77,300	Guggenheim BulletShares 2015 Corporate Bond ETF				$ 1,675,091
75,400	Guggenheim BulletShares 2016 Corporate Bond ETF				1,675,916
74,400	Guggenheim BulletShares 2017 Corporate Bond ETF				1,699,296
78,600	Guggenheim BulletShares 2018 Corporate Bond ETF				1,675,752
33,500	Guggenheim Enhanced Short Duration ETF				1,677,080
15,900	iShares 1-3 Year Credit Bond ETF				1,677,291
33,100	iShares Floating Rate Bond ETF				1,676,515
15,800	iShares Short Maturity Bond ETF				792,212
15,800	iShares Short-Term National AMT-Free Muni Bond ETF				1,671,774
67,400	Market Vectors Investment Grade Floating Rate Bond ETF				1,675,564
65,600	Market Vectors Short High-Yield Municipal Index ETF				1,675,135
95,500	Market Vectors Short Municipal ETF				1,676,025
16,800	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund				1,699,013
33,300	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund				1,675,989
54,800	SPDR Barclays Investment Grade Floating Rate ETF				1,675,236
54,500	SPDR Barclays Short Term Corporate Bond ETF				1,674,785
68,900	SPDR Nuveen Barclays Short Term Municipal Bond ETF				1,674,890
26,400	SPDR SSgA Ultra Short Term Bond ETF				1,057,056
20,800	Vanguard Short-Term Bond ETF				1,674,080
					30,378,700

	TOTAL EXCHANGE TRADED FUNDS (Cost - $30,760,051)				30,734,389

	SHORT-TERM INVESTMENTS - 6.1%
	MONEY MARKET FUND - 6.1%
	Fidelity Institutional Money Market Funds - Government Portfolio - Class I 0.01% (a,b)
2,471,735	(Cost - $2,471,735)				2,471,735

	TOTAL INVESTMENTS - 92.7% (Cost - $37,494,147) (c)				$ 37,461,763
	OTHER ASSETS LESS LIABILITIES - 7.3%				2,920,802
	NET ASSETS - 100.0%				$ 40,382,565

	ETF - Exchange Traded Fund
*	Non-Income producing investment.
(a)	All or part of this instrument is a holding of GBSF Fund Limited.
(b)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.
(c)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $37,637,216 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:			$ 28,008
		Unrealized Depreciation:			(203,461)
		Net Unrealized Depreciation:			$ (175,453)

	FUTURES CONTRACT
	OPEN LONG FUTURES CONTRACT
Number of				Notional Value at	Unrealized
Contracts	Issue	Exchange	Expiration	March 31, 2015	Depreciation
340	Gold 100oz Future (a)	NY Comex	June-15	$ 4,540,020	$ (67,410)

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its Consolidated Portfolio of Investments.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation – Securities are valued each day at the last quoted sales price on each security's primary exchange at 1:30 p.m.  Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the ask and bid on the primary exchange at 1:30 p.m.  Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ price as of 1:30 p.m. In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last bid price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

GBSF Fund Limited (“GBSF Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Fund that invests in Gold-bullion related ETFs, ETNs, physical gold bullion and derivatives. See “Consolidation of Subsidiaries” for additional information

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

 If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investment
Bonds & Notes	$ -	$ 499,710	$ -	$ 499,710
Cerificates of Deposit	-	3,755,929	-	3,755,929
Exchange Traded Funds	30,734,389	-	-	30,734,389
Money Market Funds	2,471,735	-	-	2,471,735
Total Investment	$ 33,206,124	$ 4,255,639	$ -	$ 37,461,763
Liabilities
Derivative
Futures Contract	$ (67,410)	$ -	$ -	$ (67,410)
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the
Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include the accounts of GBSF Ltd., a wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in GBSF Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on July 9, 2013 and is an exempted Cayman Islands company with limited liability.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

A summary of the Fund's investments in the CFC is as follows:

	Inception Date	GBSF Ltd. Net Assets at March 31, 2015	% of Net Assets at March 31, 2015
GBSF Ltd.	5/6/2013	$ 3,403,585	8.43%

Futures Contracts – The Fund is subject to commodity risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract.  Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of March 31, 2015 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, Principal Executive Officer

Date 5/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, Principal Executive Officer

Date 5/29/15

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer

Date 5/29/15